Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current payables [abstract]
Trade payables	$ 67,107	$ 38,969
Taxes payable	13,205	201
Accrued expenses	58,792	98,730
Accounts payable and accrued liabilities	$ 139,104	$ 137,900